Recurring Fair Value Measurements, Key Inputs for Private Placement Warrants and Public Warrants at Initial Measurement (Q3) (Details)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Key inputs into Monte Carlo Simulation Model [Abstract]
Term	5 years	5 years
Warrant [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Term	3 months	3 months	10 months 2 days
Warrant [Member] | Risk-Free Interest Rate [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	0.0455	0.0395	0.0133
Warrant [Member] | Expected Volatility [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input			0.086
Warrant [Member] | Common Stock Price [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	10.79	10.18	9.87
Warrant [Member] | Dividend Yield [Member]
Key inputs into Monte Carlo Simulation Model [Abstract]
Measurement input	0	0	0